Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0001475922
Registrant Name	Primerica, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A